Warrant Liability	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Warrant Liability

9. Warrant Liability

The key terms of the outstanding convertible preferred stock warrants are summarized in the following table:

	Warrants Outstanding
	Warrants Outstanding December 31, 2017	Warrants Outstanding December 31, 2018	Exercise Price	Expiration
Series A-1 convertible preferred stock warrants	128,259	—	$3.09636	Various dates in 2018
Series A-1 convertible preferred stock warrants	54,903	54,903	$3.09636	June 2024

Total convertible preferred stock warrants	183,162	54,903

As discussed in Note 8, during 2018, the Company issued 69,675 shares of its Series A-1 convertible preferred stock at the fair value of $5.978 per share upon the exercise of its warrants; 12,478 warrants were cancelled as payment for the net exercise of warrants pursuant to these issuances. During the year ended December 31, 2018, 46,106 Series A-1 convertible preferred stock warrants expired unexercised.

The fair value of the warrants was determined using the Black-Scholes option pricing model and the following assumptions:

	December 31,
	2017	2018
Expected term (in years)	0-6.5	5.5
Expected volatility	19.8%-42.3%	42.8%
Risk-free interest rate	1.1%-1.8%	2.9%
Expected dividend yield	0%	0%